Condensed Parent Company Only Financial Statements (Condensed Statements Of Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other income									$ 21,838	$ 15,549	$ 15,444
Interest expense	14,789	15,225	16,111	17,326	19,226	20,995	21,162	20,686	63,450	82,069	114,744
Salaries and employee benefits expense									233,777	193,773	161,482
Other expenses									24,796	23,802	21,380
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries	32,037	29,378	16,949	26,527	24,024	22,398	4,257	19,840	104,891	70,519	68,817
Income tax benefit	(8,829)	(8,144)	(4,389)	(7,134)	(6,667)	(6,051)	929	(5,193)	(28,496)	(16,981)	(19,991)
Net Income	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic	23,208	21,234	12,560	19,393	17,357	16,347	5,186	14,647	76,395	53,538	48,826
IBERIABANK Corporation [Member]
Dividends from bank subsidiary									70,000
Reimbursement of management expenses									94,053	74,664	41,313
Other income									(836)	(1,176)	1,209
Total operating income									163,217	73,488	42,522
Interest expense									3,427	2,101	3,865
Salaries and employee benefits expense									76,527	63,505	49,816
Other expenses									47,309	33,546	24,744
Total operating expenses									127,263	99,152	78,425
Income (loss) before income tax (expense) benefit and increase in equity in undistributed earnings of subsidiaries									35,954	(25,664)	(35,903)
Income tax benefit									11,842	8,219	12,113
Income (loss) before equity in undistributed earnings of subsidiaries									47,796	(17,445)	(23,790)
Equity in undistributed earnings of subsidiaries									28,599	70,983	72,616
Net Income									76,395	53,538	48,826
Preferred stock dividends
Income Available to Common Shareholders - Basic									$ 76,395	$ 53,538	$ 48,826